Prepayments (Details) - Schedule of Prepayments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepayments
Prepayment - subcontracting	$ 416,442	$ 1,096,762
Prepayment - fuel	179,954	254,291
Prepayment - insurance	92,089	176,219
Prepayment - parts and others	370,850	104,791
Deferred IPO costs		301,701
Total prepayments	$ 1,059,335	$ 1,933,764